CASH, CASH EQUIVALENTS AND BANK DEPOSITS (Schedule of Amount of Cash and Cash Equivalents and Bank Deposits by Original Maturity) (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)	Dec. 31, 2012 CNY (¥)
CASH, CASH EQUIVALENTS AND BANK DEPOSITS [Abstract]
Cash and cash equivalents	$ 55,049	¥ 356,599	$ 38,929	¥ 252,174	¥ 361,146	¥ 371,256
Short-term time deposits with maturity over three months but within one year	$ 1,389	¥ 9,000		24,000
Long-term time deposits with matrurity of over one year but due within one year				¥ 3,256